DFA Investment Dimensions Group Inc.
U.S. Small Cap Value Portfolio	U.S. Vector Equity Portfolio
U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio
U.S. Core Equity 1 Portfolio	U.S. High Relative Profitability Portfolio
U.S. Core Equity 2 Portfolio	DFA Real Estate Securities Portfolio
SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES,
PROSPECTUSES, AND STATEMENTS OF ADDITIONAL INFORMATION
The purpose of this Supplement to the currently effective Summary Prospectuses, Prospectuses, and Statements of Additional Information of the ETF Class shares of the Portfolios listed above (each, a series of DFA Investment Dimensions Group Inc.), is to incorporate new ticker symbols, as indicated below:
Portfolio/Class	Ticker	Effective Date
U.S. Small Cap Value Portfolio: ETF Class Shares	DFSV	9/28/26
U.S. Targeted Value Portfolio: ETF Class Shares	DFAT	10/5/26
U.S. Core Equity 1 Portfolio: ETF Class Shares	DCOR	9/28/26
U.S. Core Equity 2 Portfolio: ETF Class Shares	DFAC	10/5/26
U.S. Vector Equity Portfolio: ETF Class Shares	DXUV	9/28/26
U.S. Small Cap Portfolio: ETF Class Shares	DFAS	10/5/26
U.S. High Relative Profitability Portfolio: ETF Class Shares	DUHP	9/28/26
DFA Real Estate Securities Portfolio: ETF Class Shares	DFAR	9/28/26

The date of this Supplement is September 11, 2026